SCHEDULE OF FINANCIAL LIABILITY MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value	$ 63,267			$ 96,205
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2024
Issuance of Yorkville convertible notes				1,000,000
Change in fair value				96,205
Balance at September 30, 2025	$ 1,096,205			$ 1,096,205